UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 21287

John Hancock Preferred Income Fund III
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	July 31

Date of reporting period:	April 30, 2015

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

Preferred Income Fund III

Quarterly portfolio holdings 4/30/15

Fund's investmentsPreferred Income Fund III

As of 4-30-15 (unaudited)
	Shares	Value
Preferred securities 144.5% (95.9% of Total investments)		$881,215,365
(Cost $838,469,240)
Consumer staples 2.1%		12,639,375
Food and staples retailing 2.1%
Ocean Spray Cranberries, Inc., Series A, 6.250% (S) (Z)	135,000	12,639,375
Financials 93.1%		567,408,673
Banks 41.6%
Bank of America Corp., 6.625%	20,000	519,600
Barclays Bank PLC, Series 3, 7.100% (Z)	355,000	9,187,400
Barclays Bank PLC, Series 5, 8.125% (Z)	515,000	13,462,100
BB&T Corp., 5.200%	680,000	16,483,200
BB&T Corp., 5.625% (Z)	210,000	5,189,100
Citigroup Capital XIII (7.875% to 10-30-15, then 3 month LIBOR + 6.370%)	17,000	440,130
Citigroup, Inc., 5.800%	30,000	755,700
HSBC Finance Corp., Depositary Shares, Series B, 6.360%	635,000	16,078,200
HSBC Holdings PLC, 8.000% (Z)	63,500	1,667,510
HSBC USA, Inc., 6.500% (Z)	135,000	3,439,800
ING Groep NV, 7.050% (Z)	445,000	11,387,550
ING Groep NV, 7.200%	765,000	19,606,950
JPMorgan Chase & Co., 5.500%	120,000	2,952,000
JPMorgan Chase & Co., 6.125%	883,000	22,278,090
JPMorgan Chase & Co., 6.300%	80,000	2,065,600
JPMorgan Chase & Co., 6.700%	30,000	805,500
RBS Capital Funding Trust V, 5.900%	719,900	17,731,136
RBS Capital Funding Trust VI, 6.250% (Z)	330,000	8,220,300
Royal Bank of Scotland Group PLC, Series L, 5.750% (Z)	916,000	22,405,360
Santander Holdings USA, Inc., Series C, 7.300% (Z)	463,000	11,852,800
The PNC Financial Services Group, Inc., 5.375%	40,000	994,000
The PNC Financial Services Group, Inc. (6.125% to 5-1-22, then 3 month LIBOR + 4.067%)	210,000	5,892,600
U.S. Bancorp, 5.150%	20,000	497,800
U.S. Bancorp (6.000% to 4-15-17, then 3 month LIBOR + 4.861%) (Z)	160,000	4,320,000
U.S. Bancorp (6.500% to 1-15-22, then 3 month LIBOR + 4.468%) (Z)	888,000	26,444,640
Wells Fargo & Company, 6.000%	650,000	16,620,500
Wells Fargo & Company, 8.000% (Z)	374,000	10,834,780
Wells Fargo & Company (6.625% to 3-15-24, then 3 month LIBOR + 3.690%) (Z)	50,000	1,406,000
Capital markets 21.6%
Deutsche Bank Contingent Capital Trust II, 6.550% (Z)	396,500	10,630,165
Deutsche Bank Contingent Capital Trust III, 7.600% (Z)	311,000	8,739,100
Merrill Lynch Preferred Capital Trust III, 7.000% (Z)	475,000	12,240,750
Merrill Lynch Preferred Capital Trust IV, 7.120% (Z)	415,000	10,731,900
Merrill Lynch Preferred Capital Trust V, 7.280% (Z)	430,000	11,132,700
Morgan Stanley, 6.625%	85,000	2,218,500
Morgan Stanley (6.375% to 10-15-24, then 3 month LIBOR + 3.708%)	95,000	2,479,500
Morgan Stanley Capital Trust III, 6.250%	160,000	4,089,600
Morgan Stanley Capital Trust IV, 6.250% (Z)	845,000	21,522,150
Morgan Stanley Capital Trust V, 5.750%	100,000	2,530,000
Morgan Stanley Capital Trust VII, 6.600%	30,000	753,300
State Street Corp., 5.250%	65,000	1,609,400
State Street Corp., 6.000%	775,000	19,762,500
The Bank of New York Mellon Corp., 5.200%	45,000	1,120,500
The Goldman Sachs Group, Inc., 6.125% (Z)	877,000	22,381,040

2SEE NOTES TO FUND'S INVESTMENTS

Preferred Income Fund III

	Shares	Value
Financials (continued)
Consumer finance 0.6%
Navient Corp., 6.000% (Z)	50,000	$1,129,000
SLM Corp., Series A, 6.970% (Z)	44,899	2,213,521
Diversified financial services 0.5%
General Electric Capital Corp., 4.700%	115,000	2,952,050
Insurance 16.0%
Aegon NV, 6.375% (Z)	355,492	9,043,716
Aegon NV, 6.500% (Z)	330,000	8,507,400
American Financial Group, Inc., 7.000% (Z)	490,000	12,622,400
MetLife, Inc., Series B, 6.500% (Z)	1,000,000	25,680,000
Prudential Financial, Inc., 5.750% (Z)	140,000	3,575,600
Prudential PLC, 6.500% (Z)	130,700	3,379,902
RenaissanceRe Holdings, Ltd., Series C, 6.080%	60,000	1,527,600
The Phoenix Companies, Inc., 7.450%	574,500	13,575,435
W.R. Berkley Corp., 5.625% (Z)	787,000	19,596,300
Real estate investment trusts 12.7%
Kimco Realty Corp., 6.000% (Z)	950,000	24,082,500
Public Storage, 5.200%	255,000	6,145,500
Public Storage, 5.750%	395,000	9,934,250
Public Storage, 5.875%	35,000	896,875
Public Storage, 6.350% (Z)	220,000	5,634,200
Public Storage, Depositary Shares, Series Q, 6.500%	142,000	3,679,220
Public Storage, Series P, 6.500% (Z)	123,000	3,144,003
Senior Housing Properties Trust, 5.625% (Z)	764,000	18,832,600
Ventas Realty LP, 5.450%	215,000	5,377,150
Thrifts and mortgage finance 0.1%
Federal National Mortgage Association, Series S, 8.250% (I)	80,000	400,000
Industrials 2.1%		13,034,650
Machinery 2.1%
Stanley Black & Decker, Inc., 5.750% (Z)	515,000	13,034,650
Telecommunication services 12.2%		74,573,980
Diversified telecommunication services 5.4%
Qwest Corp., 6.125%	20,000	505,400
Qwest Corp., 6.875%	65,000	1,731,600
Qwest Corp., 7.000%	60,000	1,574,400
Qwest Corp., 7.375% (Z)	777,500	20,386,050
Qwest Corp., 7.500%	174,500	4,641,700
Verizon Communications, Inc., 5.900% (Z)	148,000	3,967,880
Wireless telecommunication services 6.8%
Telephone & Data Systems, Inc., 6.875%	473,000	11,990,550
Telephone & Data Systems, Inc., 7.000% (Z)	415,000	10,707,000
United States Cellular Corp., 6.950% (Z)	742,000	19,069,400
Utilities 35.0%		213,558,687
Electric utilities 26.1%
Alabama Power Company, 5.200% (Z)	410,000	10,307,400
Duke Energy Corp., 5.125% (Z)	960,000	24,096,000
Entergy Arkansas, Inc., 5.750%	105,100	2,650,622
Entergy Louisiana LLC, 5.250% (Z)	240,000	6,038,400
Entergy Louisiana LLC, 5.875% (Z)	312,625	8,009,453

SEE NOTES TO FUND'S INVESTMENTS3

Preferred Income Fund III

				Shares	Value
Utilities (continued)
Electric utilities (continued)
	Entergy Louisiana LLC, 6.000% (Z)			242,038	$6,140,504
	Entergy Mississippi, Inc., 6.000%			112,500	2,934,000
	Entergy Mississippi, Inc., 6.200% (Z)			156,706	4,041,448
	FPL Group Capital Trust I, 5.875% (Z)			295,000	7,469,400
	Gulf Power Company, 5.750% (Z)			140,000	3,624,600
	HECO Capital Trust III, 6.500%			228,100	5,853,046
	Interstate Power & Light Company, 5.100% (Z)			160,700	4,060,889
	NextEra Energy Capital Holdings, Inc., 5.125%			200,000	4,906,000
	NextEra Energy Capital Holdings, Inc., 5.700% (Z)			710,000	17,991,400
	PPL Capital Funding, Inc., 5.900%			1,110,000	27,894,300
	SCE Trust I, 5.625%			205,000	5,174,200
	SCE Trust II, 5.100% (Z)			616,000	14,974,960
	SCE Trust III (5.750% to 3-15-24, then 3 month LIBOR + 2.990%)			120,000	3,258,000
Multi-utilities 8.9%
	BGE Capital Trust II, 6.200% (Z)			762,000	19,392,900
	DTE Energy Company, 5.250% (Z)			647,000	16,220,290
	DTE Energy Company, 6.500% (Z)			400,000	10,652,000
	Integrys Energy Group, Inc. (6.000% to 8-1-23, then 3 month LIBOR + 3.220%) (Z)			287,500	7,868,875
Common stocks 0.8% (0.6% of Total investments)					$4,967,000
(Cost $5,144,505)
Energy 0.5%					3,171,500
Oil, gas and consumable fuels 0.5%
	Royal Dutch Shell PLC, ADR, Class A			50,000	3,171,500
Utilities 0.3%					1,795,500
Electric utilities 0.3%
FirstEnergy Corp.				50,000	1,795,500
	Rate (%	)	Maturity date	Par value^	Value
Corporate bonds 2.9% (1.9% of Total investments)					$17,715,900
(Cost $17,593,218)
Energy 1.8%					11,142,375
Oil, gas and consumable fuels 1.8%
Energy Transfer Partners LP (P)	3.272		11-01-66	12,900,000	11,142,375
Utilities 1.1%					6,573,525
Electric utilities 0.6%
Southern California Edison Company (6.250% to 2-1-22, then 3 month LIBOR + 4.199%) (Q) (Z)	6.250		02-01-22	3,000,000	3,378,210
Multi-utilities 0.5%
Dominion Resources, Inc. (5.750% to 10-1-24, then 3 month LIBOR + 3.057%)	5.750		10-01-54	3,000,000	3,195,315
				Par value	Value
Short-term investments 2.5% (1.6% of Total investments)					$14,993,000
(Cost $14,993,000)
Repurchase agreement 2.5%					14,993,000
Repurchase Agreement with State Street Corp. dated 4-30-15 at 0.000% to be repurchased at $14,993,000 on 5-1-15, collateralized by $15,255,000 Federal National Mortgage Association, 1.670% due 2-10-20 (valued at $15,293,104, including interest)				14,993,000	14,993,000

4SEE NOTES TO FUND'S INVESTMENTS

Preferred Income Fund III

Par value	Value
Repurchase agreement (continued)
Total investments (Cost $876,199,963)† 150.7%	$918,891,265
Other assets and liabilities, net (50.7%)	($309,136,426)
Total net assets 100.0%	$609,754,839

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Key to Security Abbreviations and Legend
ADR	American Depositary Receipts
LIBOR	London Interbank Offered Rate
(I)	Non-income producing security.
(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(Q)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(Z)	All or a portion of this security is pledged as collateral pursuant to the Credit Facility Agreement. Total collateral value at 4-30-15 was $497,608,785.
†	At 4-30-15, the aggregate cost of investment securities for federal income tax purposes was $876,231,712. Net unrealized appreciation aggregated $42,659,553, of which $48,895,103 related to appreciated investment securities and $6,235,550 related to depreciated investment securities.

SEE NOTES TO FUND'S INVESTMENTS5

Notes to Fund's investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Swaps are valued using evaluated prices obtained from an independent pricing vendor. Futures contracts are valued at settlement prices, which are the official closing prices published by the exchange on which they trade. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of April 30, 2015, by major security category or type:

	Total market value at 4-30-15	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Preferred securities
Consumer staples	$12,639,375	—	$12,639,375	—
Financials	567,408,673	$567,408,673	—	—
Industrials	13,034,650	13,034,650	—	—
Telecommunication services	74,573,980	70,606,100	3,967,880	—
Utilities	213,558,687	213,558,687	—	—
Common stocks	4,967,000	4,967,000	—	—
Corporate bonds	17,715,900	—	17,715,900	—
Short-term investments	14,993,000	—	14,993,000	—
Total investments in securities	$918,891,265	$869,575,110	$49,316,155	—
Other financial instruments:
Futures	($219,417)	($219,417)	—	—
Interest rate swaps	($1,186,285)	—	($1,186,285)	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Derivative instruments. The fund may invest in derivatives in order to meet its investment objectives. Derivatives include a variety of different instruments that may be traded in the OTC market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

6

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument. Use of long futures contracts subjects the funds to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the funds to unlimited risk of loss.

During the period ended April 30, 2015, the fund used futures contracts to manage against anticipated interest rate changes. The following table summarizes the contracts held at April 30, 2015.

Open contracts	Number of contracts	Position	Expiration date	Notional basis	Notional value	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	680	Short	Jun 2015	($87,075,583)	($87,295,000)	($219,417)

Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

Interest rate swaps. Interest rate swaps represent an agreement between the fund and a counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The fund settles accrued net interest receivable or payable under the swap contracts at specified, future intervals. Swap agreements are privately negotiated in the OTC market or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as unrealized appreciation/depreciation of swap contracts. A termination payment by the counterparty or the fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.

During the period ended April 30, 2015, the fund used interest rate swaps to manage against anticipated interest rate changes. The following table summarizes the interest rate swap contracts held as of April 30, 2015.

Counterparty	Notional amount	Payments made by fund	Payments received by fund	Termination date	Market value
Morgan Stanley Capital Services	$72,000,000	Fixed 1.4625%	3 Month LIBOR (a)	Aug 2016	($1,021,423)
Morgan Stanley Capital Services	72,000,000	Fixed 0.875%	3 Month LIBOR (a)	Jul 2017	(164,862)
	$144,000,000				($1,186,285)

(a) At 4-30-15, the 3-month LIBOR rate was 0.27875%

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

7

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	P12Q3	04/15
This report is for the information of the shareholders of John Hancock Preferred Income Fund III.		6/15

ITEM 2.  CONTROLS AND PROCEDURES.

(a)      Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)      There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Preferred Income Fund III

By:

/s/ Andrew Arnott

______________________________

Andrew Arnott

President

Date:    June 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Andrew Arnott

______________________________

Andrew Arnott

President

Date:   June 26, 2015

By:

/s/ Charles A. Rizzo

______________________________

Charles A. Rizzo

Chief Financial Officer

Date:    June 26, 2015